                   Charles Schwab Investment Management, Inc.
                             101 Montgomery Street
                            San Francisco, CA  94104








February 17, 2005

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:       Schwab Capital Trust (File Nos. 33-62470 and 811-7704)
          Schwab Premier Equity Fund

          Post-Effective Amendment No. 70

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Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and Statement of Additional Information, dated February 12, 2005, for the above-named fund that would have been filed pursuant to Rule 497(c) does not differ from the prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Jody Stuart
-------------------------
Jody Stuart
Corporate Counsel
Charles Schwab Investment Management, Inc.